Summary of Property, Plant And Equipment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	₪ 53,470
Ending balance	86,509	₪ 53,470
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,127
Ending balance	23,969	4,127
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	57,565	32,992
Acquisitions as part of business combination	6,267	3,204
Additions during the year	34,165	21,369
Ending balance	97,997	57,565
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,996	2,957
Acquisitions as part of business combination	2,660	2,039
Additions during the year	19,459
Ending balance	27,115	4,996
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,095	842
Additions during the year	7,393	3,253
Ending balance	11,488	4,095
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	869	246
Additions during the year	2,277	623
Ending balance	3,146	869
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	744
Ending balance	3,232	744
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	904	426
Acquisitions as part of business combination	1,230	276
Additions during the year	1,827	202
Ending balance	3,961	904
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	160	71
Additions during the year	569	89
Ending balance	729	160
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,864
Ending balance	6,765	2,864
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,391	1,677
Acquisitions as part of business combination	341
Additions during the year	4,391	1,714
Ending balance	8,123	3,391
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	527	138
Additions during the year	831	389
Ending balance	1,358	527
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	45,735
Ending balance	52,543	45,735
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	48,274	27,932
Acquisitions as part of business combination	2,036	889
Additions during the year	8,488	19,453
Ending balance	58,798	48,274
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,539	387
Additions during the year	3,716	2,152
Ending balance	₪ 6,255	₪ 2,539